Stock-Based Compensation (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2007	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation
Maximum term of options granted	10 years
Shares of common stock originally reserved for issuance	2,000,000
Shares of common stock available for issuance			515,500
Stock option
Stock-Based Compensation
Maximum term of options granted	10 years
Shares Under Option
Options outstanding at the beginning of the period (in shares)		1,261,000	813,000	598,000
Granted (in shares)		15,000	688,000	215,000
Exercised (in shares)			(87,500)
Forfeited and cancelled (in shares)			(152,500)
Options outstanding at the end of the period (in shares)		1,206,000	1,261,000	813,000
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)		$ 3.73	$ 4.12	$ 3.08
Granted (in dollars per share)		$ 1.00	$ 3.41	$ 7.00
Exercised (in dollars per share)			$ 1.00
Forfeited and cancelled (in dollars per share)			$ 5.93
Options outstanding at the end of the period (in dollars per share)		$ 3.66	$ 3.73	$ 4.12
Shares Under Option
Unvested at the beginning of the period (in shares)		760,625	400,250
Granted (in shares)			688,000
Vested (in shares)			(190,125)
Forfeited and cancelled (in shares)			(137,125)
Unvested at the end of the period (in shares)			760,625	400,250
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)		$ 1.86	$ 2.67
Granted (in dollars per share)			$ 1.57
Vested (in dollars per share)			$ 1.82
Forfeited and cancelled (in dollars per share)			$ 3.05
Unvested at the end of the period (in dollars per share)			$ 1.86	$ 2.67
Stock option | Employees
Stock-Based Compensation
Vesting period	4 years	4 years
Vesting of awards per year (as a percent)	25.00%	25.00%
Stock option | Non-employees
Stock-Based Compensation
Vesting period	3 years	3 years
Vesting of awards per year (as a percent)	25.00%	25.00%
Options granted, vesting percentage upon grant	25.00%	25.00%